ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated statement of operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	$ 234	$ 581
Net loss	19,898	(3,693)
Net cash provided by (used in) operating activities	875	(524)
Net cash provided by investing activities	(205)	0
Net cash (used in) provided by financing activities	5,928	(2,475)
Variable Interest Entity [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	193	538
Net loss	(726)	(3,693)
Net cash provided by (used in) operating activities	(17,491)	1
Net cash provided by investing activities	27,101	0
Net cash (used in) provided by financing activities	$ 228	$ (2,475)